UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

      BlackRock Value Opportunities Fund, Inc.
      100 Bellevue Parkway
      Wilmington, DE  19809

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):     [X]

3.    Investment Company Act File Number:    811-02809

      Securities Act File Number:            002-60836

4(a). Last day of fiscal year for which this Form is filed: March 31, 2008

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                   $37,627,751

      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                         $48,840,294

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable to the
             Commission:
                                                  $443,416,980
      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                       $492,257,274

      (v)    Net sales - if Item 5(i)is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                    $0


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      (vi)   Redemption credits available for use
             in future years - if Item 5(i) is
             less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:               $454,629,523

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9)                                                x 0.00003930

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if
             no fee is due):                                     =$0
                                                                 ===============


6.    Prepaid Shares

      If the response to Item 5(i) was
      determined by deducting an amount of
      securities that were registered  under
      the Securities Act of 1933 pursuant to
      rule 24e-2 as in effect before October
      11, 1997, then report the amount of
      securities (number of shares or other
      units) deducted here:                  0

      If there is a number of shares or other
      units that were registered pursuant to
      rule 24e-2 remaining unsold at the end
      of the fiscal year for which this form
      is filed that are available for use by
      the issuer in future fiscal years,
      then state that number here:           0

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$0

9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:                 N/A
           Method of Delivery:

                                   [ ] Wire Transfer

                                   [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                   By*:    /s/ Donald C. Burke
                                           -------------------------------------
                                   Name:   Donald C. Burke
                                   Title:  President & Chief Executive Officer

Date:  June 26, 2008

*Please print the name and title of the signing officer below the signature.